UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:



/s/GREGORY P. CLEARE         Nassau, Bahamas              July 24, 2009
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      33
 Form 13F Information Table Value Total:      1,002,850

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                    FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   06/30/2009
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     18811     313000 SH       SOLE          313000         0         0
ADAPTEC INC                        COM             00651F108      2875    1085000 SH       SOLE         1085000         0         0
ADOBE SYS INC                      COM             00724F101     21918     774500 SH       SOLE          774500         0         0
BANK OF AMERICA CORPORATION        COM             060505104     38322    2903145 SH       SOLE         2903145         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     27810        309 SH       SOLE             309         0         0
BP PLC                             SPONSORED ADR   055622104     64150    1345429 SH       SOLE         1345429         0         0
CISCO SYS INC                      COM             17275R102     59270    3178000 SH       SOLE         3178000         0         0
COCA COLA CO                       COM             191216100     63502    1323229 SH       SOLE         1323229         0         0
CROSSTEX ENERGY INC                COM             22765Y104      3796     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     43035     789641 SH       SOLE          789641         0         0
EBAY INC                           COM             278642103     18672    1090000 SH       SOLE         1090000         0         0
FEDEX CORP                         COM             31428X106      9149     164500 SH       SOLE          164500         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105      3887     110000 SH       SOLE          110000         0         0
GUSHAN ENVIRONMENTAL ENRGY L       SPON ADR        40330W106      3244    1530000 SH       SOLE         1530000         0         0
HEINZ H J CO                       COM             423074103     12209     342000 SH       SOLE          342000         0         0
JOHNSON & JOHNSON                  COM             478160104     76222    1341943 SH       SOLE         1341943         0         0
KIMBERLY CLARK CORP                COM             494368103     49179     938000 SH       SOLE          938000         0         0
KRAFT FOODS INC                    CL A            50075N104     41192    1625571 SH       SOLE         1625571         0         0
MICROSOFT CORP                     COM             594918104     63264    2661486 SH       SOLE         2661486         0         0
NOKIA CORP                         SPONSORED ADR   654902204     53604    3676557 SH       SOLE         3676557         0         0
PACKAGING CORP AMER                COM             695156109     17347    1070779 SH       SOLE         1070779         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     39067    1311848 SH       SOLE         1311848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       826      16455 SH       SOLE           16455         0         0
SONOCO PRODS CO                    COM             835495102     20717     865000 SH       SOLE          865000         0         0
SYSCO CORP                         COM             871829107      8880     395000 SH       SOLE          395000         0         0
US BANCORP DEL                     COM NEW         902973304     15286     853000 SH       SOLE          853000         0         0
VALERO ENERGY CORP NEW             COM             91913Y100      8534     505291 SH       SOLE          505291         0         0
WASTE MGMT INC DEL                 COM             94106L109     28336    1006264 SH       SOLE         1006264         0         0
WEATHERFORD INTERNATIONAL LT       REG             H27013103     12430     635500 SH       SOLE          635500         0         0
WELLS FARGO & CO NEW               COM             949746101     47193    1945286 SH       SOLE         1945286         0         0
WEYERHAEUSER CO                    COM             962166104     31098    1021948 SH       SOLE         1021948         0         0
WYETH                              COM             983024100     86586    1907600 SH       SOLE         1907600         0         0
ZORAN CORP                         COM             98975F101     12438    1141116 SH       SOLE         1141116         0         0
                                                     ------------------
                                   GRAND TOTAL                 1002850


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